Liability for cash-settled share-based payments - Measurement of fair values (Details) - $ / shares		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023
DSU
Liability for cash-settled share-based payments
Fair value		$ 10.62	$ 12.36
Share price		$ 10.62	12.36
Exercise price	$ 0		$ 0
Expected dividends		0.00%	0.00%
Risk-free interest rate (based on government bonds)		4.57%	3.88%
DSU | Weighted average
Liability for cash-settled share-based payments
Expected volatility		45.00%	50.00%
PSU
Liability for cash-settled share-based payments
Fair value			$ 20.28
Share price		$ 10.62	12.36
Exercise price		$ 0	$ 0
Expected life - years			2 years 6 months
Expected dividends		0.00%	0.00%
Risk-free interest rate (based on government bonds)		4.57%	3.88%
PSU | Minimum
Liability for cash-settled share-based payments
Fair value		$ 12.44
Expected life - years		1 year 6 months
PSU | Maximum
Liability for cash-settled share-based payments
Fair value		$ 13.11
Expected life - years		2 years
PSU | Weighted average
Liability for cash-settled share-based payments
Expected volatility		45.00%	50.00%
RSU
Liability for cash-settled share-based payments
Fair value		$ 10.62	$ 12.36
Share price		10.62	12.36
Exercise price		$ 0	$ 0
Expected life - years		11 months 15 days	1 year 5 months 15 days
Expected dividends		0.00%	0.00%
Risk-free interest rate (based on government bonds)		4.57%	3.88%
RSU | Weighted average
Liability for cash-settled share-based payments
Expected volatility		45.00%	50.00%